Wildermuth Fund

Supplement dated May 19, 2023

to the

Prospectus of the Class A, Class C and Class I Shares of Wildermuth Fund,

each dated July 29, 2022

and to the

Statement of Additional Information (“SAI”) of the Class A, Class C and Class I Shares of

Wildermuth Fund dated July 29, 2022

Address Changes

1.	Effective May 31, 2023, the address for the principal offices of Wildermuth Fund (the “Fund”) and Wildermuth Advisory LLC, the Fund’s investment adviser, and the address for the trustees and officers of the Fund are changed to:

3948 3rd Street South, #89

Jacksonville Beach, FL 32250

Accordingly, as of May 31, 2023, any reference to the address of the Fund, the Adviser or the trustees and officers in the Fund’s Prospectus and SAI is hereby replaced with the address above.

2.	Additionally, effective May 31, 2023, the address for the location of the Fund’s books and records is changed to:

1263 Ponte Vedra Blvd

Ponte Vedra Beach, FL 32082

Investors Should Retain This Supplement for Future Reference